Operating Segments, Revenues (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 10,535	$ 9,754	$ 9,582	$ 9,885	$ 10,380	$ 9,918	$ 10,042	$ 9,812	$ 39,756	$ 40,152	$ 41,710
Related party transaction [line items]
Financing receivables	222,296				238,308				222,296	238,308
Property, Plant and Equipment, Net (Note 5)	49,429				51,422				49,429	51,422
GE
Related party transaction [line items]
Financing receivables	9,850				8,582				9,850	8,582
Other receivables	7,200				7,076				7,200	7,076
Property, Plant and Equipment, Net (Note 5)	1,285				993				1,285	993
Borrowings	1,222				1,220				1,222	1,220
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									36,592	36,929	38,563
Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues									0	0	0
Domestic
Segment Reporting Information [Line Items]
Revenues									24,887	23,229	24,568
Foreign
Segment Reporting Information [Line Items]
Revenues									14,869	16,923	17,142
CLL [Member]
Segment Reporting Information [Line Items]
Revenues									14,612	14,285	16,411
CLL [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									14,630	14,316	16,458
CLL [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues									18	31	47
Consumer [Member]
Segment Reporting Information [Line Items]
Revenues									15,023	15,726	15,300
Consumer [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									15,023	15,741	15,303
Consumer [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues									0	15	3
Energy Financial Services [Member]
Segment Reporting Information [Line Items]
Revenues									1,697	1,526	1,508
Energy Financial Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									1,697	1,526	1,508
Energy Financial Services [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues									0	0	0
GECAS [Member]
Segment Reporting Information [Line Items]
Revenues									5,242	5,346	5,294
GECAS [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									5,242	5,346	5,294
GECAS [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues									0	0	0
Corporate Items And Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues									3,182	3,269	3,197
Corporate Items And Eliminations [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues									3,164	3,223	3,147
Corporate Items And Eliminations [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenues									$ (18)	$ (46)	$ (50)